Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,730,703	₩ 1,235,054	₩ 1,030,084
Other bad debt expenses		1,379	4
Loss on disposal of property, plant and equipment	60,294	40,897	15,048
Impairment loss on property, plant and equipment	38,494	1,550,430	43,601
Loss on disposal of intangible assets	368	139
Impairment loss on intangible assets	79,593	249,450	82
Donations	934	693	7,698
Loss on liquidation of investments in subsidiaries	72,654
Others	16,240	19,701	18,716
Other expenses	₩ 1,999,280	₩ 3,097,743	₩ 1,115,233